Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 4.5%
Centuria Capital Group (A)	3,307,324	$ 8,047,446
Centuria Industrial, REIT	2,113,201	5,618,666
Goodman Group, REIT	1,267,904	19,509,326
Lendlease Corp. Ltd.	1,525,262	11,726,937

		44,902,375

Belgium - 1.6%
Aedifica SA, REIT	55,334	6,908,085
Warehouses de Pauw CVA, REIT	235,659	9,548,537

		16,456,622

Canada - 1.3%
Allied Properties, REIT	222,110	7,052,948
Summit Industrial Income, REIT	344,771	5,672,689

		12,725,637

China - 2.4%
GDS Holdings Ltd., Class A (B)	3,316,711	23,517,810

France - 1.9%
Covivio, REIT	138,565	11,644,599
Klepierre SA, REIT (B)	322,793	7,218,776

		18,863,375

Germany - 3.4%
Vonovia SE	566,380	34,049,837

Hong Kong - 5.1%
CK Asset Holdings Ltd.	1,384,000	7,985,368
ESR Cayman Ltd. (B) (C)	7,312,900	22,071,067
New World Development Co. Ltd.	1,781,250	7,244,796
Shimao Group Holdings Ltd. (A)	6,867,000	12,585,920
Wharf Holdings Ltd.	445,000	1,472,013

		51,359,164

Japan - 11.2%
Daito Trust Construction Co. Ltd. (A)	37,600	4,410,771
Daiwa House Industry Co. Ltd.	338,200	11,273,898
Hankyu Hanshin, Inc., REIT	1,061	1,565,780
Heiwa Real Estate Co. Ltd.	15,000	520,374
Heiwa Real Estate, Inc., REIT	1,073	1,581,364
Katitas Co. Ltd.	24,300	856,535
Keihanshin Building Co. Ltd.	177,800	2,245,578
Kenedix Office Investment Corp., REIT	1,978	13,596,036
Mitsubishi Estate Co. Ltd.	2,091,500	33,302,538
Mitsui Fudosan Logistics Park, Inc., REIT	1,679	8,900,759
Nippon Building Fund, Inc., REIT	3,346	21,738,206
ORIX J-REIT, Inc.	4,230	7,361,764
Seibu Holdings, Inc. (B)	256,200	3,233,941
Tokyu Fudosan Holdings Corp.	289,700	1,782,962

		112,370,506

Luxembourg - 1.5%
Aroundtown SA	2,243,351	15,454,229

Republic of Korea - 0.7%
ESR Kendall Square Co. Ltd., REIT	988,855	5,310,342
LOTTE Co. Ltd., REIT	265,707	1,240,914

		6,551,256

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.7%
Capitaland Investment Ltd. (B)	4,399,700	$ 11,017,072
Cromwell European, REIT	1,805,122	5,457,413

		16,474,485

Spain - 0.9%
Cellnex Telecom SA (C)	139,997	8,643,422

Sweden - 2.1%
Castellum AB (A)	515,583	12,586,560
Kungsleden AB	87,095	1,149,076
Samhallsbyggnadsbolaget i Norden AB (A)	1,376,908	7,625,023

		21,360,659

United Kingdom - 5.0%
Assura PLC, REIT	8,812,180	8,495,513
Big Yellow Group PLC, REIT	420,550	7,904,756
Derwent London PLC, REIT	183,843	8,518,343
Grainger PLC	1,550,319	6,361,390
Land Securities Group PLC, REIT (A)	671,571	6,259,258
Segro PLC, REIT	788,079	12,659,571

		50,198,831

United States - 53.6%
Agree Realty Corp., REIT	166,212	11,008,221
Alexandria Real Estate Equities, Inc., REIT	51,069	9,757,754
American Homes 4 Rent Trust, Class A, REIT	284,990	10,863,819
AvalonBay Communities, Inc., REIT	120,814	26,777,215
Boston Properties, Inc., REIT	153,075	16,585,676
CareTrust, Inc., REIT	196,644	3,995,806
Cousins Properties, Inc., REIT	280,017	10,441,834
CubeSmart, REIT	149,026	7,220,310
CyrusOne, Inc., REIT	219,505	16,991,882
EPR Properties, REIT	357,889	17,672,559
Equinix, Inc., REIT	50,501	39,902,355
Extra Space Storage, Inc., REIT	130,003	21,839,204
Federal Realty Investment Trust, REIT	42,878	5,059,175
Hilton Grand Vacations, Inc. (B)	213,528	10,157,527
Hudson Pacific Properties, Inc., REIT	229,148	6,019,718
Medical Properties Trust, Inc., REIT	1,298,266	26,056,199
Mid-America Apartment Communities, Inc., REIT	107,978	20,164,891
Outfront Media, Inc., REIT	1,094,594	27,583,769
Prologis, Inc., REIT	421,002	52,806,281
Regency Centers Corp., REIT	107,846	7,261,271
Rexford Industrial Realty, Inc., REIT	366,160	20,779,580
RLJ Lodging Trust, REIT	617,797	9,180,463
SBA Communications Corp., REIT	29,519	9,758,096
Simon Property Group, Inc., REIT	170,417	22,149,097
SL Green Realty Corp., REIT	130,535	9,247,099
Spirit Realty Capital, Inc., REIT	281,425	12,956,807
STAG Industrial, Inc., REIT (A)	264,300	10,373,775
Sun Communities, Inc., REIT	132,258	24,480,956
Switch, Inc., Class A	389,707	9,894,661
UDR, Inc., REIT	338,451	17,931,134
VICI Properties, Inc., REIT (A)	698,059	19,831,856
Welltower, Inc., REIT	263,204	21,688,010

		536,437,000

Total Common Stocks (Cost $919,484,953)		969,365,208

Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	15,224,936	$ 15,224,936

Total Other Investment Company (Cost $15,224,936)		15,224,936

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2021, to be repurchased at $21,919,388 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $22,357,816.	$ 21,919,388	21,919,388

Total Repurchase Agreement (Cost $21,919,388)		21,919,388

Total Investments (Cost $956,629,277)		1,006,509,532
Net Other Assets (Liabilities) - (0.6)%		(6,391,719)

Net Assets - 100.0%		$ 1,000,117,813

Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	10/20/2021	USD	13,758,748	1.4%	$12,908,246	$(850,502)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2021	USD	700,601	AUD	964,000	$3,632	$—
BNP	10/15/2021	USD	2,391,711	EUR	2,045,000	22,183	—
BNP	10/15/2021	USD	2,774	GBP	2,000	80	—
BNP	10/15/2021	USD	2,271,731	HKD	17,653,000	3,950	—
BNP	10/15/2021	USD	5,361,830	JPY	588,670,000	72,000	—
BNP	10/15/2021	USD	1,860,663	SEK	16,132,000	17,724	—
BNP	10/15/2021	HKD	20,033,000	USD	2,575,315	—	(1,789)
BNP	10/15/2021	SGD	3,681,000	USD	2,707,843	3,077	—
BNP	10/15/2021	CAD	59,000	USD	46,590	—	(10)
BNP	10/15/2021	EUR	898,000	USD	1,054,338	—	(13,832)
BNP	10/15/2021	GBP	57,000	USD	78,122	—	(1,318)
BOA	10/15/2021	USD	438,537	CAD	552,000	2,735	—
BOA	10/15/2021	USD	6,881,736	EUR	5,817,000	141,616	—
BOA	10/15/2021	USD	7,972,976	JPY	875,613,000	104,656	—
BOA	10/15/2021	USD	464,946	SEK	4,021,000	5,582	—
BOA	10/15/2021	CHF	6,285,000	USD	6,872,171	—	(125,642)
BOA	10/15/2021	AUD	5,633,000	USD	4,158,584	—	(85,943)
BOA	10/15/2021	SGD	3,202,000	USD	2,357,121	1,033	—
BOA	10/15/2021	SEK	26,379,000	USD	3,049,846	—	(36,279)
BOA	10/15/2021	JPY	1,075,734,000	USD	9,801,891	—	(135,269)
BOA	10/15/2021	ILS	4,674,000	USD	1,450,466	—	(560)
BOA	10/15/2021	NOK	2,948,000	USD	331,842	5,350	—
BOA	10/15/2021	GBP	1,193,000	USD	1,651,105	—	(43,628)
BOA	10/15/2021	EUR	692,000	USD	813,518	—	(11,702)
CITI	10/15/2021	USD	2,535,059	AUD	3,458,000	34,936	—
CITI	10/15/2021	USD	842,830	CAD	1,060,000	5,966	—
CITI	10/15/2021	USD	8,020,134	EUR	6,814,000	124,796	—
CITI	10/15/2021	USD	7,867,409	GBP	5,683,000	210,002	—
CITI	10/15/2021	USD	9,940,616	HKD	77,363,000	2,229	—
CITI	10/15/2021	USD	695,821	SGD	947,000	—	(1,609)
CITI	10/15/2021	ZAR	2,166,000	USD	146,153	—	(2,620)
CITI	10/15/2021	HKD	74,510,000	USD	9,580,142	—	(8,264)
CITI	10/15/2021	SGD	5,806,000	USD	4,306,164	—	(30,259)
CITI	10/15/2021	ILS	4,906,000	USD	1,529,988	—	(8,114)
CITI	10/15/2021	THB	3,297,000	USD	100,892	—	(3,461)
CSI	10/15/2021	USD	363,881	KRW	420,024,000	9,230	—
GSI	10/15/2021	USD	671,050	JPY	73,950,000	6,530	—
GSI	10/15/2021	USD	748,085	SEK	6,513,000	4,033	—
GSI	10/15/2021	CAD	2,932,000	USD	2,341,828	—	(27,029)
GSI	10/15/2021	SGD	16,715,000	USD	12,335,996	—	(26,017)
GSI	10/15/2021	ILS	4,819,000	USD	1,476,480	18,405	—
GSI	10/15/2021	AUD	188,000	USD	136,471	—	(548)
HSBC	10/15/2021	USD	1,934,356	AUD	2,657,000	13,354	—
HSBC	10/15/2021	USD	741,149	CAD	929,000	7,708	—
HSBC	10/15/2021	USD	3,243,262	GBP	2,326,000	109,154	—
HSBC	10/15/2021	USD	3,362,620	HKD	26,158,000	2,250	—
HSBC	10/15/2021	USD	3,153,201	JPY	343,734,000	64,383	—
HSBC	10/15/2021	USD	3,587,901	KRW	4,118,193,000	110,668	—
HSBC	10/15/2021	USD	1,334,991	SEK	11,491,000	22,245	—
HSBC	10/15/2021	EUR	6,503,000	USD	7,656,205	—	(121,221)
HSBC	10/15/2021	HKD	42,452,000	USD	5,457,805	—	(4,238)

Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	10/15/2021	CHF	841,000	USD	915,365	$—	$(12,607)
HSBC	10/15/2021	GBP	77,000	USD	106,721	—	(2,969)
HSBC	10/15/2021	SGD	3,460,000	USD	2,557,328	—	(9,167)
HSBC	10/15/2021	CAD	1,176,000	USD	935,387	—	(6,941)
HSBC	10/15/2021	SEK	257,000	USD	29,755	—	(395)
HSBC	10/15/2021	AUD	185,000	USD	134,732	—	(978)
JPM	10/15/2021	USD	2,629,532	AUD	3,556,000	58,556	—
JPM	10/15/2021	USD	638,623	CAD	801,000	6,237	—
JPM	10/15/2021	USD	1,957,124	EUR	1,656,000	38,328	—
JPM	10/15/2021	USD	144,512	GBP	104,000	4,380	—
JPM	10/15/2021	USD	996,961	HKD	7,758,000	335	—
JPM	10/15/2021	USD	10,196,074	JPY	1,118,979,000	140,850	—
JPM	10/15/2021	USD	1,661,294	KRW	1,921,154,000	39,151	—
JPM	10/15/2021	USD	7,491,993	SEK	65,049,000	60,719	—
JPM	10/15/2021	NOK	13,960,000	USD	1,592,830	3,917	—
JPM	10/15/2021	JPY	4,982,200,103	USD	45,259,393	—	(488,991)
JPM	10/15/2021	SEK	81,112,000	USD	9,413,943	—	(147,614)
JPM	10/15/2021	GBP	9,712,000	USD	13,415,198	—	(329,020)
JPM	10/15/2021	HKD	17,522,000	USD	2,254,102	—	(3,150)
JPM	10/15/2021	CAD	4,580,000	USD	3,635,088	—	(19,200)
JPM	10/15/2021	NZD	1,363,000	USD	949,490	—	(8,622)
JPM	10/15/2021	AUD	20,917,000	USD	15,373,535	—	(250,609)
JPM	10/15/2021	CHF	262,000	USD	286,669	—	(5,429)
JPM	10/15/2021	EUR	15,021,000	USD	17,705,963	—	(301,228)
JPM	10/15/2021	ILS	19,383,000	USD	5,913,591	99,145	—
SSB	10/15/2021	USD	4,315,936	AUD	5,872,000	70,499	—
SSB	10/15/2021	USD	1,538,597	CAD	1,953,000	—	(3,288)
SSB	10/15/2021	USD	38,441,492	EUR	32,528,000	751,509	—
SSB	10/15/2021	USD	10,967,131	GBP	7,950,000	255,114	—
SSB	10/15/2021	USD	3,180,215	HKD	24,745,000	1,365	—
SSB	10/15/2021	USD	13,530,917	JPY	1,490,915,000	133,449	—
SSB	10/15/2021	USD	2,078,677	SEK	17,980,000	24,621	—
SSB	10/15/2021	USD	2,366,208	SGD	3,209,000	2,898	—
SSB	10/15/2021	NZD	2,580,000	USD	1,796,030	—	(15,078)
SSB	10/15/2021	SGD	1,087,000	USD	797,215	3,320	—
SSB	10/15/2021	EUR	1,615,000	USD	1,903,248	—	(31,958)
SSB	10/15/2021	SEK	441,000	USD	51,290	—	(909)
UBS	10/15/2021	USD	4,094,746	AUD	5,548,000	83,559	—
UBS	10/15/2021	USD	344,012	CAD	431,000	3,739	—
UBS	10/15/2021	USD	112,024	EUR	95,000	1,948	—
UBS	10/15/2021	USD	48,090,223	HKD	373,938,000	52,529	—
UBS	10/15/2021	USD	1,858,171	SGD	2,523,000	74	—
UBS	10/15/2021	EUR	6,083,000	USD	7,186,889	—	(138,557)
UBS	10/15/2021	SGD	2,784,000	USD	2,042,338	7,975	—
UBS	10/15/2021	JPY	360,453,000	USD	3,270,495	—	(31,439)
UBS	10/15/2021	CHF	1,145,000	USD	1,247,181	—	(18,100)
UBS	10/15/2021	HKD	148,513,000	USD	19,086,745	—	(8,121)

Total						$2,973,724	$(2,523,722)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	70.4%	$708,195,903
Real Estate Management & Development	20.4	205,721,944
IT Services	3.3	33,412,471
Hotels, Restaurants & Leisure	1.0	10,157,527
Diversified Telecommunication Services	0.9	8,643,422
Road & Rail	0.3	3,233,941

Investments	96.3	969,365,208
Short-Term Investments	3.7	37,144,324

Total Investments	100.0%	$1,006,509,532

Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$549,162,637	$420,202,571	$—	$969,365,208
Other Investment Company	15,224,936	—	—	15,224,936
Repurchase Agreement	—	21,919,388	—	21,919,388

Total Investments	$564,387,573	$442,121,959	$—	$1,006,509,532

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$2,973,724	$—	$2,973,724

Total Other Financial Instruments	$—	$2,973,724	$—	$2,973,724

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(850,502)	$—	$(850,502)
Forward Foreign Currency Contracts (G)	—	(2,523,722)	—	(2,523,722)

Total Other Financial Instruments	$—	$(3,374,224)	$—	$(3,374,224)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,712,492, collateralized by cash collateral of $15,224,936 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,110,351. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $30,714,489, representing 3.1% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2021.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the Federal Funds Rate.

The significant reference entities underlying the corresponding total return swap as of September 30, 2021, is as follows:

Common Stocks – Long	Shares	Value	Percentage of Basket Value
United States
Agree Realty Corp., REIT	35,993	$2,383,817	18.5%
CareTrust, Inc., REIT	323,435	6,572,199	50.9
Equinix, Inc., REIT	5,002	3,952,230	30.6

TOTAL COMMON STOCKS - LONG		$12,908,246

(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won

Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

CURRENCY ABBREVIATIONS (continued):

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSI	Credit Suisse International
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 6

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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